Share-based Compensation (Details 4) - Restricted shares - NIO Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US employees under 2015 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance	1,112,977	1,837,387	0
Granted			3,103,809
Vested	(608,406)	(470,015)	(960,958)
Forfeited	(63,058)	(254,395)	(305,464)
Unvested, Ending Balance	441,513	1,112,977	1,837,387
Weighted Average Grant Date Fair Value
Unvested, Beginning Balance	$ 0.96	$ 0.96	$ 0.00
Granted			0.96
Vested	0.96	0.96	0.96
Forfeited	0.96	0.96	0.96
Unvested, Ending Balance	$ 0.96	$ 0.96	$ 0.96
Non-US employees under 2016 and 2017 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance	0
Granted	509,001
Vested	(445,104)
Unvested, Ending Balance	63,897	0
Weighted Average Grant Date Fair Value
Unvested, Beginning Balance	$ 0.00
Granted	6.72
Vested	6.74
Unvested, Ending Balance	$ 6.60	$ 0.00